Equity (Details) S/ / shares in Units, $ / shares in Units, S/ in Thousands, $ in Millions						1 Months Ended		12 Months Ended
	Dec. 01, 2022 S/ / shares shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2022 USD ($) $ / shares shares	Feb. 28, 2022 USD ($) $ / shares shares	Dec. 31, 2022 PEN (S/) S/ / shares shares	Dec. 31, 2021 PEN (S/) S/ / shares shares	Feb. 28, 2022 S/ / shares shares	Dec. 31, 2019 PEN (S/)	Dec. 31, 2013 PEN (S/)
Equity (Details) [Line Items]
Convertible bond shares						78,970	11,000
Convertible bond par value (in Dollars per share) | $ / shares						$ 1,000	$ 1,000
Principal amount capital (in Dollars) | $						$ 78.9	$ 11.0
New voting common shares						287,261,051				37,801,073
New voting common shares par value (in Nuevos Soles per share) | S/ / shares										S/ 1
Number of shares represents as capital	1,196,979,979
Par value per share (in Nuevos Soles per share) | S/ / shares	S/ 1
Number of equity shares per American Depository Shares (in Nuevos Soles per share) | S/ / shares								S/ 15	S/ 5
Quoted share price (in Nuevos Soles per share) | S/ / shares								S/ 0.83	S/ 1.37
Trading frequency, percentage								75.00%	77.27%
Annual profit, percentage								10.00%
Maximum allowed percentage to legal reserve to paid-in capital								20.00%
Voluntary reserve (in Nuevos Soles) | S/								S/ 29,970	S/ 29,970
Paid-in capital, percentage								20.00%
Excess of total income obtained by shares issued over nominal value (in Nuevos Soles) | S/											S/ 138,100	S/ 1,055,500
Dividend rate percentage		5.00%	6.80%	6.80%	4.10%
ADSs [Member]
Equity (Details) [Line Items]
Number of shares								130,025,625	136,637,740
Ordinary shares [member]
Equity (Details) [Line Items]
Number of shares								8,668,375	27,327,548
Bottom of range [member]
Equity (Details) [Line Items]
Increased capital stock shares						909,718,928				871,917,855
Top of range [member]
Equity (Details) [Line Items]
Increased capital stock shares						1,196,979,979				909,718,928